Schedule of Investments
July 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–72.30%
Australia–2.89%
Australia & New Zealand Banking Group Ltd.	201	$3,231
Australia & New Zealand Banking Group Ltd., Rts., expiring 08/31/2022(a)	13	37
BHP Group Ltd.	4,444	122,228
Coles Group Ltd.	524	6,888
Commonwealth Bank of Australia	75	5,305
Fortescue Metals Group Ltd.	3,112	40,005
Glencore PLC	7,018	39,661
Goodman Group	344	4,998
Macquarie Group Ltd.	30	3,803
National Australia Bank Ltd.	254	5,442
Newcrest Mining Ltd.	1,511	20,559
Rio Tinto Ltd.	1,990	136,387
Rio Tinto PLC	2,663	160,283
Telstra Corp. Ltd.	6,733	18,339
Wesfarmers Ltd.	224	7,307
Woodside Energy Group Ltd.	673	15,140
Woolworths Group Ltd.	254	6,670
		596,283
Austria–0.14%
OMV AG	658	27,921
Belgium–0.66%
Anheuser-Busch InBev S.A./N.V.	2,244	120,207
UCB S.A.	209	16,349
		136,556
Brazil–1.86%
B3 S.A. - Brasil, Bolsa, Balcao	7,300	15,647
Banco do Brasil S.A.	7,600	52,835
Centrais Eletricas Brasileiras S.A.	900	7,968
Cia Siderurgica Nacional S.A.	1,800	5,117
Gerdau S.A., Preference Shares	1,300	6,146
Itau Unibanco Holding S.A., Preference Shares	700	3,196
Itausa S.A., Preference Shares	6,100	10,174
Petroleo Brasileiro S.A., Preference Shares	27,500	181,505
Telefonica Brasil S.A.	1,000	8,620
TIM S.A.	1,600	3,893
Vale S.A.	6,700	90,320
		385,421
Chile–0.30%
Cencosud S.A.	4,419	6,037
Cia Sud Americana de Vapores S.A.	306,625	33,177
Empresas COPEC S.A.	524	4,291
Falabella S.A.	3,307	7,377
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	105	10,429
		61,311
Shares		Value
China–7.36%
Agricultural Bank of China Ltd., H Shares	77,000	$25,440
Alibaba Group Holding Ltd.(a)	15,900	179,640
Aluminum Corp. of China Ltd., H Shares	16,000	5,893
Anhui Conch Cement Co. Ltd., H Shares	2,000	7,930
ANTA Sports Products Ltd.	600	6,649
Autohome, Inc., ADR	329	11,742
Baidu, Inc., A Shares(a)	2,150	36,817
Bank of China Ltd., H Shares	214,000	76,165
Bank of Communications Co. Ltd., H Shares	51,000	30,406
Beijing Enterprises Holdings Ltd.	1,500	4,815
BOC Hong Kong Holdings Ltd.	1,500	5,428
Brilliance China Automotive Holdings Ltd.(b)	6,000	1,147
BYD Co. Ltd., H Shares	500	18,325
BYD Electronic International Co. Ltd.	1,000	2,582
China CITIC Bank Corp. Ltd., H Shares	36,000	15,068
China Coal Energy Co. Ltd., H Shares	7,000	5,458
China Construction Bank Corp., H Shares	165,000	105,498
China Feihe Ltd.(c)	9,000	7,932
China Galaxy Securities Co. Ltd., H Shares	10,000	4,954
China Gas Holdings Ltd.	3,200	4,938
China Hongqiao Group Ltd.	16,000	16,737
China Jinmao Holdings Group Ltd.	34,000	7,912
China Life Insurance Co. Ltd., H Shares	12,000	17,902
China Merchants Bank Co. Ltd., H Shares	1,500	8,148
China Merchants Port Holdings Co. Ltd.	4,000	6,460
China Minsheng Banking Corp. Ltd., H Shares	16,500	5,386
China Overseas Land & Investment Ltd.	15,500	42,974
China Pacific Insurance (Group) Co. Ltd., H Shares	2,400	5,143
China Petroleum & Chemical Corp., H Shares	134,000	63,053
China Railway Group Ltd., H Shares	12,000	7,166
China Resources Gas Group Ltd.	800	3,367
China Resources Land Ltd.	8,000	33,570
China Shenhua Energy Co. Ltd., H Shares	2,500	7,101
China Taiping Insurance Holdings Co. Ltd.	4,200	4,436
China Tower Corp. Ltd., H Shares(c)	122,000	15,713
China Vanke Co. Ltd., H Shares	2,500	4,775
CITIC Ltd.	12,000	12,973
COSCO SHIPPING Holdings Co. Ltd., H Shares	9,850	14,808
Country Garden Holdings Co. Ltd.	18,000	7,004
CSPC Pharmaceutical Group Ltd.	14,640	16,112
ENN Energy Holdings Ltd.	800	13,095
Ganfeng Lithium Co. Ltd., H Shares(c)	160	1,455
Geely Automobile Holdings Ltd.	6,000	11,927
Great Wall Motor Co. Ltd., H Shares	4,500	7,141
Guangzhou Automobile Group Co. Ltd., H Shares	4,000	3,759
Haier Smart Home Co. Ltd., H Shares	3,000	9,643
Hengan International Group Co. Ltd.	1,500	7,263
Industrial & Commercial Bank of China Ltd., H Shares	176,000	93,185
JD.com, Inc., A Shares	2,666	79,386
Kingsoft Corp. Ltd.	1,400	4,706
Kunlun Energy Co. Ltd.	12,000	8,857

See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
China–(continued)
Lenovo Group Ltd.	16,000	$15,537
Li Ning Co. Ltd.	1,000	8,165
Longfor Group Holdings Ltd.(c)	3,500	11,714
Lufax Holding Ltd., ADR	3,410	15,618
NetEase, Inc.	1,000	18,581
New China Life Insurance Co. Ltd., H Shares	1,800	4,306
Nongfu Spring Co. Ltd., H Shares(c)	3,400	20,438
NXP Semiconductors N.V.	105	19,307
PetroChina Co. Ltd., H Shares	92,000	42,854
PICC Property & Casualty Co. Ltd., H Shares	6,000	6,181
Ping An Insurance (Group) Co. of China Ltd., H Shares	3,000	17,724
Postal Savings Bank of China Co. Ltd., H Shares(c)	23,000	15,247
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	4,000	5,020
Shenzhou International Group Holdings Ltd.	300	3,173
Sino Biopharmaceutical Ltd.	27,000	15,674
SITC International Holdings Co. Ltd.	1,000	3,408
Sunny Optical Technology Group Co. Ltd.	200	2,719
Tencent Holdings Ltd.	3,000	118,013
Tingyi Cayman Islands Holding Corp.	4,000	6,594
Trip.com Group Ltd., ADR(a)	554	14,282
Vipshop Holdings Ltd., ADR(a)	554	5,075
Want Want China Holdings Ltd.	15,000	12,215
Weichai Power Co. Ltd., H Shares	3,000	4,308
Yankuang Energy Group Co. Ltd., H Shares	6,000	18,855
Zhongsheng Group Holdings Ltd.	500	2,870
Zijin Mining Group Co. Ltd., H Shares	10,000	11,788
ZTO Express Cayman, Inc., ADR	150	3,839
		1,521,489
Colombia–0.04%
Bancolombia S.A., Preference Shares	1,107	8,165
Czech Republic–0.02%
CEZ A.S.	90	4,084
Denmark–1.70%
AP Moller - Maersk A/S, Class B	75	204,709
Carlsberg A/S, Class B	30	3,885
Coloplast A/S, Class B	45	5,256
Danske Bank A/S	1,242	17,335
Novo Nordisk A/S, Class B	1,017	119,607
		350,792
Finland–0.39%
Fortum OYJ	1,092	12,178
Nokia OYJ	8,963	46,923
Nordea Bank Abp	1,691	16,665
Sampo OYJ, Class A	105	4,532
		80,298
France–5.83%
Air Liquide S.A.	105	14,471
AXA S.A.	584	13,482
BNP Paribas S.A.	1,781	84,420
Bouygues S.A.	584	17,638
Carrefour S.A.	1,421	24,238
Cie de Saint-Gobain	853	39,791
Shares		Value
France–(continued)
Cie Generale des Etablissements Michelin S.C.A.	943	$26,365
Credit Agricole S.A.	2,798	25,736
Danone S.A.	868	47,859
ENGIE S.A.	4,414	54,667
EssilorLuxottica S.A.	120	18,826
Euroapi S.A.(a)	69	1,168
Hermes International	5	6,845
Kering S.A.	45	25,820
L’Oreal S.A.	105	39,661
LVMH Moet Hennessy Louis Vuitton SE	105	73,039
Orange S.A.	3,651	37,342
Pernod Ricard S.A.	45	8,856
Safran S.A.	209	23,030
Sanofi	2,095	208,458
Societe Generale S.A.	2,783	62,408
Thales S.A.	90	11,189
TotalEnergies SE	3,980	203,022
Veolia Environnement S.A.	135	3,386
Vinci S.A.	973	93,378
Vivendi SE	4,250	40,334
		1,205,429
Germany–5.13%
adidas AG	45	7,723
Allianz SE	239	43,343
BASF SE	1,661	73,707
Bayer AG	643	37,472
Bayerische Motoren Werke AG	778	63,254
Continental AG	120	8,488
Daimler Truck Holding AG(a)	778	21,149
Deutsche Bank AG	5,806	50,585
Deutsche Boerse AG	45	7,844
Deutsche Post AG	1,421	56,553
Deutsche Telekom AG	3,935	74,439
E.ON SE	3,247	29,104
Evonik Industries AG	778	16,567
Fresenius Medical Care AG & Co. KGaA	385	14,226
Fresenius SE & Co. KGaA	1,556	39,741
Henkel AG & Co. KGaA, Preference Shares	479	30,519
Mercedes-Benz Group AG	1,870	109,409
Merck KGaA	254	48,243
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	30	6,784
RWE AG	385	15,877
Sartorius AG, Preference Shares	15	6,676
Siemens AG	898	99,706
Siemens Energy AG	748	12,386
Volkswagen AG, Preference Shares	1,332	187,028
		1,060,823
Greece–0.03%
Hellenic Telecommunications Organization S.A.	329	5,663
Hong Kong–1.78%
CK Asset Holdings Ltd.	5,000	35,399
CK Hutchison Holdings Ltd.	22,500	149,499
CK Infrastructure Holdings Ltd.	4,000	25,095
CLP Holdings Ltd.	1,000	8,477
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
Hong Kong–(continued)
Hang Seng Bank Ltd.	200	$3,227
Henderson Land Development Co. Ltd.	2,000	6,968
Hong Kong & China Gas Co. Ltd. (The)	6,292	6,645
Jardine Matheson Holdings Ltd.	800	42,313
Power Assets Holdings Ltd.	2,000	13,088
Prudential PLC	2,918	35,975
Sun Hung Kai Properties Ltd.	3,500	41,910
		368,596
Hungary–0.17%
MOL Hungarian Oil & Gas PLC	1,137	8,356
OTP Bank Nyrt	1,287	26,405
		34,761
Indonesia–0.57%
PT Adaro Energy Indonesia Tbk	32,600	7,155
PT Astra International Tbk	49,200	21,065
PT Bank Central Asia Tbk	24,200	12,053
PT Bank Mandiri (Persero) Tbk	14,800	8,291
PT Bank Negara Indonesia (Persero) Tbk	6,900	3,662
PT Bank Rakyat Indonesia (Persero) Tbk	13,500	3,981
PT Merdeka Copper Gold Tbk(a)	17,600	4,856
PT Telkom Indonesia (Persero) Tbk	200,500	57,288
		118,351
Ireland–0.16%
CRH PLC	868	33,254
Israel–0.02%
Check Point Software Technologies Ltd.(a)	30	3,738
Italy–1.12%
Assicurazioni Generali S.p.A.	2,319	34,767
Atlantia S.p.A.	1,047	24,170
Enel S.p.A.	1,781	8,999
Eni S.p.A.	5,686	68,386
Ferrari N.V.	60	12,723
Intesa Sanpaolo S.p.A.	21,682	38,695
Poste Italiane S.p.A.(c)	1,556	13,097
UniCredit S.p.A.	3,008	29,785
		230,622
Japan–13.57%
Asahi Group Holdings Ltd.	700	24,281
Astellas Pharma, Inc.	3,100	48,615
Bridgestone Corp.	1,300	50,918
Canon, Inc.	1,900	44,956
Chugai Pharmaceutical Co. Ltd.	900	25,334
Dai-ichi Life Holdings, Inc.	300	5,198
Daiichi Sankyo Co. Ltd.	800	21,189
Denso Corp.	100	5,478
Eisai Co. Ltd.	400	18,325
FUJIFILM Holdings Corp.	900	51,404
Hitachi Ltd.	1,300	65,967
Honda Motor Co. Ltd.	5,900	151,100
Hoya Corp.	100	10,045
ITOCHU Corp.	3,000	87,564
Japan Post Holdings Co. Ltd.	13,400	96,276
Japan Tobacco, Inc.	2,000	35,861
Kao Corp.	100	4,360
Shares		Value
Japan–(continued)
KDDI Corp.	1,500	$48,344
Kirin Holdings Co. Ltd.	300	4,923
Komatsu Ltd.	1,400	31,988
Kyocera Corp.	500	27,804
Mitsubishi Corp.	3,500	104,216
Mitsubishi Electric Corp.	2,400	25,464
Mitsubishi Estate Co. Ltd.	900	13,402
Mitsubishi UFJ Financial Group, Inc.	24,900	140,352
Mitsui & Co. Ltd.	6,400	140,620
Mitsui Fudosan Co. Ltd.	400	8,950
Mizuho Financial Group, Inc.	6,370	75,783
Murata Manufacturing Co. Ltd.	300	17,559
Nexon Co. Ltd.	300	6,818
Nintendo Co. Ltd.	100	44,964
Nippon Telegraph & Telephone Corp.	3,100	88,569
Nissan Motor Co. Ltd.	10,200	38,754
Nomura Holdings, Inc.	4,200	16,067
NTT Data Corp.	200	3,028
Olympus Corp.	600	12,716
Oriental Land Co. Ltd.	100	15,118
ORIX Corp.	3,500	62,063
Otsuka Holdings Co. Ltd.	600	21,429
Panasonic Holdings Corp.	6,900	57,039
Recruit Holdings Co. Ltd.	700	26,291
Renesas Electronics Corp.(a)	1,900	18,305
Secom Co. Ltd.	300	20,090
Sekisui House Ltd.	900	15,978
Seven & i Holdings Co. Ltd.	1,000	40,852
Shionogi & Co. Ltd.	300	15,380
Softbank Corp.	2,400	27,763
SoftBank Group Corp.	1,400	59,553
Sompo Holdings, Inc.	500	22,263
Sony Group Corp.	1,700	145,520
Sumitomo Corp.	4,100	57,560
Sumitomo Mitsui Financial Group, Inc.	3,200	100,288
Suzuki Motor Corp.	400	13,072
Takeda Pharmaceutical Co. Ltd.	6,638	195,317
Tokio Marine Holdings, Inc.	400	23,339
Tokyo Electron Ltd.	100	34,671
Toshiba Corp.	100	4,057
Toyota Industries Corp.	300	18,181
Toyota Motor Corp.	13,200	213,669
		2,804,990
Luxembourg–0.49%
ArcelorMittal S.A.	4,085	100,370
Malaysia–0.25%
Axiata Group Bhd.	6,100	3,935
CIMB Group Holdings Bhd.	8,100	9,492
IHH Healthcare Bhd.	6,000	8,622
MISC Bhd.	2,600	4,215
Petronas Chemicals Group Bhd.	2,200	4,398
Public Bank Bhd.	7,600	7,929
RHB Bank Bhd.	4,500	5,952
Tenaga Nasional Bhd.	4,200	7,797
		52,340
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
Mexico–0.36%
Arca Continental S.A.B. de C.V.	1,000	$6,927
Cemex S.A.B. de C.V., Series CPO(a)	15,100	6,096
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	2,500	15,579
Grupo Bimbo S.A.B. de C.V., Series A	1,500	5,301
Grupo Financiero Inbursa S.A.B. de C.V., Class O(a)	4,000	7,366
Grupo Mexico S.A.B. de C.V., Class B	1,500	5,931
Grupo Televisa S.A.B., Series CPO	2,900	4,572
Wal-Mart de Mexico S.A.B. de C.V., Series V	6,373	23,084
		74,856
Netherlands–3.56%
ASML Holding N.V.	165	94,736
EXOR N.V.	165	11,630
Heineken Holding N.V.	165	13,037
ING Groep N.V.	5,895	57,290
Koninklijke Ahold Delhaize N.V.	2,469	68,026
Koninklijke DSM N.V.	224	35,896
Koninklijke KPN N.V.	6,000	19,757
Koninklijke Philips N.V.	4,384	90,947
Shell PLC	12,584	336,241
Wolters Kluwer N.V.	75	8,149
		735,709
Peru–0.05%
Credicorp Ltd.	75	9,705
Philippines–0.08%
SM Prime Holdings, Inc.	24,100	16,048
Poland–0.09%
Polski Koncern Naftowy ORLEN S.A.	688	11,232
Powszechna Kasa Oszczednosci Bank Polski S.A.(a)	1,227	6,954
		18,186
Russia–0.00%
PhosAgro PJSC, GDR(b)	1	0
Sberbank of Russia PJSC(a)(b)	9,800	0
Tatneft PJSC, ADR(b)	330	0
VTB Bank PJSC(b)	9,716,000	0
		0
Singapore–0.44%
DBS Group Holdings Ltd.	500	11,420
Oversea-Chinese Banking Corp. Ltd.	4,800	40,635
Singapore Telecommunications Ltd.	13,900	26,316
STMicroelectronics N.V.	135	5,138
United Overseas Bank Ltd.	400	7,998
		91,507
South Africa–1.76%
Absa Group Ltd.	2,334	23,890
Anglo American PLC	2,574	92,975
Bid Corp. Ltd.	374	6,961
Capitec Bank Holdings Ltd.	69	8,278
Discovery Ltd.(a)	739	5,708
FirstRand Ltd.	5,432	21,460
Gold Fields Ltd.	584	5,441
Impala Platinum Holdings Ltd.	1,466	16,343
Shares		Value
South Africa–(continued)
MTN Group Ltd.	1,676	$14,051
Naspers Ltd., Class N	299	42,641
Nedbank Group Ltd.	1,227	16,032
Northam Platinum Holdings Ltd.(a)	299	3,177
Remgro Ltd.	1,152	9,473
Sanlam Ltd.	2,589	8,511
Sasol Ltd.(a)	1,137	23,949
Shoprite Holdings Ltd.	1,870	25,250
Sibanye Stillwater Ltd.	4,609	11,347
Standard Bank Group Ltd.	2,918	28,172
		363,659
South Korea–2.19%
Hyundai Mobis Co. Ltd.	195	34,440
KB Financial Group, Inc.	688	25,620
NAVER Corp.	135	27,067
Samsung Electronics Co. Ltd.	3,262	154,697
Samsung SDI Co. Ltd.	15	6,603
Shinhan Financial Group Co. Ltd.	763	21,050
SK Hynix, Inc.	2,424	183,065
		452,542
Spain–2.23%
Aena SME S.A.(a)(c)	30	3,794
Amadeus IT Group S.A.(a)	150	8,752
Banco Bilbao Vizcaya Argentaria S.A.	9,591	43,646
Banco Santander S.A.	37,572	94,137
CaixaBank S.A.	9,247	27,785
Iberdrola S.A.	10,863	115,735
Industria de Diseno Textil S.A.	299	7,263
Repsol S.A.	3,456	43,111
Telefonica S.A.	26,021	116,194
		460,417
Sweden–1.30%
Atlas Copco AB, Class A	628	7,341
Epiroc AB, Class A	374	6,653
H & M Hennes & Mauritz AB, Class B	1,137	14,509
Investor AB, Class B	4,190	78,531
Skandinaviska Enskilda Banken AB, Class A	628	6,835
Swedbank AB, Class A	1,332	18,466
Telefonaktiebolaget LM Ericsson, Class B	7,122	53,996
Telia Co. AB	4,698	17,351
Volvo AB, Class B	3,636	65,179
		268,861
Switzerland–3.16%
ABB Ltd.	2,140	65,116
Cie Financiere Richemont S.A.	165	19,963
Geberit AG	15	7,910
Holcim AG	599	28,077
Novartis AG	3,995	343,352
Partners Group Holding AG	7	7,624
Schindler Holding AG, PC	15	2,930
SGS S.A.	1	2,442
Swatch Group AG (The), BR	75	20,061
Swisscom AG	45	24,339
UBS Group AG	6,793	111,255
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
Switzerland–(continued)
Zurich Insurance Group AG	45	$19,643
		652,712
Taiwan–2.90%
ASE Technology Holding Co. Ltd., ADR	2,003	11,798
Asustek Computer, Inc.	4,000	37,718
Catcher Technology Co. Ltd.	2,000	11,434
Chailease Holding Co. Ltd.	155	1,100
Cheng Shin Rubber Industry Co. Ltd.	5,000	5,925
China Steel Corp.	18,000	16,728
Chunghwa Telecom Co. Ltd., ADR	925	37,157
CTBC Financial Holding Co. Ltd.	9,000	6,925
Delta Electronics, Inc.	1,000	8,646
E Ink Holdings, Inc.	8,000	52,587
Evergreen Marine Corp. Taiwan Ltd.	4,000	12,857
Far Eastern New Century Corp.	6,000	6,112
Far EasTone Telecommunications Co. Ltd.	5,000	12,633
First Financial Holding Co. Ltd.	6,000	5,425
Formosa Chemicals & Fibre Corp.	4,000	9,384
Formosa Plastics Corp.	6,000	18,491
Hon Hai Precision Industry Co. Ltd.	14,000	51,057
MediaTek, Inc.	1,000	22,995
Mega Financial Holding Co. Ltd.	5,000	5,930
Nan Ya Plastics Corp.	7,000	15,728
Nanya Technology Corp.	2,000	3,511
Novatek Microelectronics Corp.	1,000	8,927
Pegatron Corp.	9,000	18,749
Powerchip Semiconductor Manufacturing Corp.	3,000	3,551
Quanta Computer, Inc.	7,000	19,796
Realtek Semiconductor Corp.	1,000	11,490
Taiwan Cooperative Financial Holding Co. Ltd.	5,000	4,591
Taiwan Mobile Co. Ltd.	3,000	10,177
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	883	78,128
Unimicron Technology Corp.	5,000	26,658
Uni-President Enterprises Corp.	7,000	16,512
United Microelectronics Corp., ADR	2,978	20,310
Wan Hai Lines Ltd.	2,645	9,522
Yang Ming Marine Transport Corp.	3,000	9,043
Yuanta Financial Holding Co. Ltd.	12,600	8,438
		600,033
Turkey–0.11%
Eregli Demir ve Celik Fabrikalari TAS	8,873	13,697
Ford Otomotiv Sanayi A.S.	524	8,862
		22,559
United Kingdom–6.25%
Ashtead Group PLC	135	7,612
Associated British Foods PLC	389	7,956
AstraZeneca PLC	329	43,247
Aviva PLC	4,878	23,669
BAE Systems PLC	6,479	60,925
Barclays PLC	49,782	95,762
BP PLC	27,517	134,784
British American Tobacco PLC	5,237	205,826
BT Group PLC	10,863	21,443
Coca-Cola Europacific Partners PLC	299	16,182
Shares		Value
United Kingdom–(continued)
Compass Group PLC	763	$17,908
Diageo PLC	1,317	62,598
Experian PLC	165	5,781
Haleon PLC(a)	973	3,458
HSBC Holdings PLC(d)	7,377	46,264
Imperial Brands PLC	2,319	51,007
Lloyds Banking Group PLC	133,307	73,933
National Grid PLC	2,424	33,462
NatWest Group PLC	10,474	31,793
Reckitt Benckiser Group PLC	329	26,708
RELX PLC	658	19,471
SSE PLC	1,451	31,218
Standard Chartered PLC	3,935	27,152
Tesco PLC	25,632	82,121
Unilever PLC	643	31,320
Vodafone Group PLC	88,298	130,270
		1,291,870
United States–3.34%
Atlassian Corp. PLC, Class A(a)	30	6,280
Ferguson PLC	30	3,778
GSK PLC	778	16,390
JBS S.A.	1,700	10,494
Nestle S.A.	1,032	126,751
Roche Holding AG	1,227	407,463
Stellantis N.V.	7,796	111,997
Swiss Re AG	105	7,900
		691,053
Vietnam–0.00%
Vietnam Dairy Products JSC	2	6
Total Common Stocks & Other Equity Interests (Cost $14,597,259)		14,940,980
Principal Amount
Event-Linked Bonds–0.44%
Multinational–0.44%
Alturas RE Segregated Account, Catastrophe Linked Notes, 0.00%, 12/31/2022(b)(c)(e)	$1,000	2,030
Eden RE II Ltd., Class A, Catastrophe Linked Notes, 0.00%, 03/22/2023(b)(c)(e)	720	7,716
Limestone Re Ltd., Class A, Catastrophe Linked Notes, 0.00%, 09/09/2022(b)(c)(e)	1,175	2,859
Sector Re V Ltd., Series 2019-1, Class A, Catastrophe Linked Notes, 0.00%, 03/01/2024(b)(c)(e)	120,000	77,761
Total Event-Linked Bonds (Cost $122,895)		90,366
Shares
Preferred Stocks–0.38%
Multinational–0.38%
Harambee Re Ltd., Pfd.(b)	80	1,307
Lion Rock Re Ltd., Series S, Pfd.(b)	25	1,530
Mt. Logan Re Ltd., Pfd.(b)	116	62,714
Thopas Re Ltd., Pfd.(b)	5	406
Turing Re Ltd., Series 2019-1, Pfd.(b)(c)	886	6,261
Viribus Re Ltd., Pfd.(b)	38,090	6,341
Total Preferred Stocks (Cost $246,525)		78,559
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
Money Market Funds–16.32%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(f)(g)	1,049,219	$1,049,220
Invesco Liquid Assets Portfolio, Institutional Class, 1.67%(f)(g)	1,125,535	1,125,535
Invesco Treasury Portfolio, Institutional Class, 1.66%(f)(g)	1,199,108	1,199,108
Total Money Market Funds (Cost $3,373,698)		3,373,863
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-89.00% (Cost $18,217,482)		18,393,402
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.24%
Invesco Private Government Fund, 1.77%(f)(g)(h)	13,717	13,717
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 1.89%(f)(g)(h)	35,379	$35,379
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $49,096)		49,096
TOTAL INVESTMENTS IN SECURITIES—89.68% (Cost $18,389,473)		18,532,864
OTHER ASSETS LESS LIABILITIES–10.32%		2,133,533
NET ASSETS–100.00%		$20,666,397
Investment Abbreviations:
ADR	– American Depositary Receipt
BR	– Bearer Shares
CPO	– Certificates of Ordinary Participation
GDR	– Global Depositary Receipt
PC	– Participation Certificate
Pfd.	– Preferred
Rts.	– Rights
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $186,017, which represented less than 1% of the Fund’s Net Assets.
(d)	All or a portion of this security was out on loan at July 31, 2022.
(e)	Zero coupon bond issued at a discount.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$705,491	$3,204,423	$(2,860,694)	$-	$-	$1,049,220	$2,973
Invesco Liquid Assets Portfolio, Institutional Class	880,433	2,288,873	(2,043,353)	240	(658)	1,125,535	4,451
Invesco Treasury Portfolio, Institutional Class	806,276	3,662,198	(3,269,366)	-	-	1,199,108	4,591
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	119,932	(106,215)	-	-	13,717	28*
Invesco Private Prime Fund	-	269,115	(233,727)	-	(9)	35,379	73*
Total	$2,392,200	$9,544,541	$(8,513,355)	$240	$(667)	$3,422,959	$12,116

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Equity Risk
MSCI EAFE Index	Call	08/19/2022	34	USD	1,930.00	USD	6,562,000	$(151,810)
MSCI Emerging Markets Index	Call	08/19/2022	30	USD	1,040.00	USD	3,120,000	(12,150)
Subtotal – Exchange-Traded Index Call Options Written								(163,960)
Equity Risk
MSCI EAFE Index	Put	08/19/2022	34	USD	1,730.00	USD	5,882,000	(4,590)
MSCI Emerging Markets Index	Put	08/19/2022	30	USD	920.00	USD	2,760,000	(6,075)
Subtotal – Exchange-Traded Index Put Options Written								(10,665)
Total Index Options Written								$(174,625)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Currency Risk
Canadian Dollar	21	September-2022	$1,638,840	$(36,676)	$(36,676)
Equity Risk
S&P/TSX 60 Index	9	September-2022	1,668,502	(41,512)	(41,512)
Subtotal—Long Futures Contracts				(78,188)	(78,188)
Short Futures Contracts
Equity Risk
MSCI EAFE Index	68	September-2022	(6,637,140)	(113,433)	(113,433)
MSCI Emerging Market Index	60	September-2022	(2,995,500)	(8,243)	(8,243)
Subtotal—Short Futures Contracts				(121,676)	(121,676)
Total Futures Contracts				$(199,864)	$(199,864)

(a)	Futures contracts collateralized by $2,192,245 cash held with Merrill Lynch International, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Equity Risk
Bank of America, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Daily Net Total Return Index	SOFR + 0.860%	Monthly	505	November—2022	USD	912,560	$—	$23,750	$23,750
BNP Paribas S.A.	Receive	MSCI EAFE Minimum Volatility Daily Net Total Return Index	SOFR + 0.230%	Monthly	843	September—2022	USD	1,576,933	—	50,428	50,428
Goldman Sachs International	Receive	MSCI Emerging Markets Minimum Volatility Daily Net Total Return Index	SOFR + 0.700%	Monthly	345	December—2022	USD	623,432	—	16,225	16,225
Goldman Sachs International	Receive	MSCI Emerging Markets Minimum Volatility Daily Net Total Return Index	SOFR + 0.700%	Monthly	378	December—2022	USD	692,897	—	7,946	7,946
Total — Total Return Swap Agreements									$—	$98,349	$98,349

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Abbreviations:
SOFR	—Secured Overnight Financing Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$37	$596,246	$—	$596,283
Austria	—	27,921	—	27,921
Belgium	—	136,556	—	136,556
Brazil	385,421	—	—	385,421
Chile	61,311	—	—	61,311
China	69,863	1,450,479	1,147	1,521,489
Colombia	8,165	—	—	8,165
Czech Republic	4,084	—	—	4,084
Denmark	—	350,792	—	350,792
Finland	—	80,298	—	80,298
France	—	1,205,429	—	1,205,429
Germany	—	1,060,823	—	1,060,823
Greece	—	5,663	—	5,663
Hong Kong	—	368,596	—	368,596
Hungary	—	34,761	—	34,761
Indonesia	—	118,351	—	118,351
Ireland	—	33,254	—	33,254
Israel	3,738	—	—	3,738
Italy	—	230,622	—	230,622
Japan	—	2,804,990	—	2,804,990
Luxembourg	—	100,370	—	100,370
Malaysia	—	52,340	—	52,340
Mexico	74,856	—	—	74,856
Multinational	—	—	168,925	168,925
Netherlands	—	735,709	—	735,709
Peru	9,705	—	—	9,705
Philippines	—	16,048	—	16,048
Poland	—	18,186	—	18,186
Russia	—	—	0	0
Singapore	—	91,507	—	91,507
South Africa	—	363,659	—	363,659
South Korea	—	452,542	—	452,542
Spain	—	460,417	—	460,417
Sweden	—	268,861	—	268,861
Switzerland	—	652,712	—	652,712
Taiwan	147,393	452,640	—	600,033
Turkey	—	22,559	—	22,559
United Kingdom	19,640	1,272,230	—	1,291,870
United States	16,774	674,279	—	691,053
Invesco Advantage International Fund

	Level 1	Level 2	Level 3	Total
Vietnam	$—	$6	$—	$6
Money Market Funds	3,373,863	49,096	—	3,422,959
Total Investments in Securities	4,174,850	14,187,942	170,072	18,532,864
Other Investments - Assets*
Swap Agreements	—	98,349	—	98,349
Other Investments - Liabilities*
Futures Contracts	(199,864)	—	—	(199,864)
Options Written	(174,625)	—	—	(174,625)
	(374,489)	—	—	(374,489)
Total Other Investments	(374,489)	98,349	—	(276,140)
Total Investments	$3,800,361	$14,286,291	$170,072	$18,256,724

*	Futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended July 31, 2022:
	Value 10/31/21	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 07/31/22
Event-Linked Bonds	$101,488	$—	$(1,250)	$—	$(5,351)	$(4,521)	$—	$—	$90,366
Preferred Stocks	106,327	—	(22,495)	—	14,821	(20,094)	—	—	78,559
Common Stocks & Other Equity Interests	1,157	45,146	(2,159)	—	(349)	(56,424)	13,776	—	1,147
Total	$208,972	$45,146	$(25,904)	$—	$9,121	$(81,039)	$13,776	$—	$170,072
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
Invesco Advantage International Fund